UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	February 1, 2005
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	60
Form 13F Information Table Value Total:	$246834


List of Other Included Managers:		None
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                                                  KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                          December 31, 2004
                                                          Voting Authority
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                                                                                     --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579Y101      657     8000 SH       Sole                     8000
American International         COM              026874107     7303   111200 SH       Sole                   111200
Amgen                          COM              031162100     2463    38400 SH       Sole                    38400
Applied Materials Inc          COM              038222105     2830   165500 SH       Sole                   165500
Arrow Electronics, Inc.        COM              042735100     3096   127400 SH       Sole                   127400
Avnet Inc                      COM              053807103      272    14900 SH       Sole                    14900
BankAmerica Corp               COM              060505104     7284   155004 SH       Sole                   155004
CVS Corporation                COM              126650100     6409   142200 SH       Sole                   142200
Caterpillar Inc                COM              149123101     4534    46500 SH       Sole                    46500
Cendant Corp                   COM              151313103     3673   157100 SH       Sole                   157100
ChevronTexaco Corp             COM              166764100     9180   174820 SH       Sole                   174820
Choicepoint Inc                COM              170388102     2393    52031 SH       Sole                    52031
Cisco Systems                  COM              17275R102     8003   414240 SH       Sole                   414240
Citigroup Inc                  COM              172967101     7848   162899 SH       Sole                   162899
Clear Channel Comm Com         COM              184502102     2662    79500 SH       Sole                    79500
Clorox Co                      COM              189054109     3430    58200 SH       Sole                    58200
Dell Inc.                      COM              24702R101     4846   115000 SH       Sole                   115000
Duke Energy Corp               COM              264399106     3141   124000 SH       Sole                   124000
E M C Corp                     COM              268648102     5115   344000 SH       Sole                   344000
Eaton Corp                     COM              278058102     1368    18900 SH       Sole                    18900
Ensco Intl Inc                 COM              26874Q100     2879    90700 SH       Sole                    90700
Exxon Mobil Corp               COM              30231G102     9697   189176 SH       Sole                   189176
Federated Dept Stores          COM              31410H101     5640    97600 SH       Sole                    97600
First Data Corp                COM              319963104     3259    76600 SH       Sole                    76600
Flextronics Intl Ltd           COM              Y2573F102     2266   164000 SH       Sole                   164000
General Electric Company       COM              369604103     5000   137000 SH       Sole                   137000
General Motors Corp            COM              370442105      264     6582 SH       Sole                     6582
Intel Corp                     COM              458140100     4907   209800 SH       Sole                   209800
International Paper            COM              460146103     7006   166800 SH       Sole                   166800
Intl Business Machines         COM              459200101     5506    55850 SH       Sole                    55850
Johnson & Johnson              COM              478160104     4845    76400 SH       Sole                    76400
Kimberly-Clark                 COM              494368103     1803    27404 SH       Sole                    27404
L-3 Communications             COM              502424104     3545    48400 SH       Sole                    48400
Lockheed Martin Corp.          COM              539830109     3427    61700 SH       Sole                    61700
Mc Donalds Corporation         COM              580135101     4456   139000 SH       Sole                   139000
Merrill Lynch & Co Inc         COM              590188108     3461    57900 SH       Sole                    57900
Microsoft Corp                 COM              594918104     6533   244500 SH       Sole                   244500
Morgan Stanley                 COM              617446448     2848    51300 SH       Sole                    51300
Nike Inc CL B                  COM              654106103     3129    34500 SH       Sole                    34500
Nokia Corp ADR                 COM              654902204     3140   200400 SH       Sole                   200400
Northern Trust Corp            COM              665859104     1214    25000 SH       Sole                    25000
Oracle Corp                    COM              68389X105     1878   136900 SH       Sole                   136900
PNC Financial Svcs Group       COM              693475105     1379    24000 SH       Sole                    24000
Pepsico Inc                    COM              713448108     3174    60800 SH       Sole                    60800
Pfizer Inc                     COM              717081103     5254   195385 SH       Sole                   195385
Procter & Gamble Co            COM              742718109     6599   119800 SH       Sole                   119800
Schlumberger Ltd               COM              806857108     2444    36500 SH       Sole                    36500
Schwab Charles CP New Com      COM              808513105     4521   378000 SH       Sole                   378000
State Street Corp              COM              857477103     2819    57400 SH       Sole                    57400
Target Corp                    COM              87612e106     7867   151500 SH       Sole                   151500
Texas Instruments Inc          COM              882508104     5879   238800 SH       Sole                   238800
The Allstate Corporation       COM              020002101     4691    90700 SH       Sole                    90700
Time Warner Inc                COM              887317105     3952   203200 SH       Sole                   203200
Transocean Sedco Forex         COM              G90078109     1464    34533 SH       Sole                    34533
United Parcel Service          COM              911312106     2461    28800 SH       Sole                    28800
United Technologies Corp       COM              913017109     7006    67790 SH       Sole                    67790
Verisign Inc                   COM              92343E102     2520    75000 SH       Sole                    75000
Wal-Mart Stores                COM              931142103     2245    42500 SH       Sole                    42500
Wyeth                          COM              983024100     3595    84400 SH       Sole                    84400
duPont (EI) deNemours          COM              263534109     5754   117300 SH       Sole                   117300
REPORT SUMMARY                 60 DATA RECORDS              246834            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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